RELATED PARTY TRANSACTION (Details) (Business Unit President [Member], USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010 Terex Cranes	Dec. 31, 2009 Terex Cranes	Dec. 31, 2010 Terex Cranes	Mar. 31, 2011 Aerial Work Platforms
Related Party Transaction [Line Items]
Payments received inadvertently by related party in relation to withholding of shares		$ 3,000
Income tax paid inadvertently on behalf of related party	10,000
Due from related parties			$ 13,000	$ 500